Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended
	May 31, 2012	Aug. 31, 2013	Dec. 31, 2014	Feb. 04, 2015	Feb. 09, 2015	Jan. 31, 2015	Feb. 28, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Notional amount			1,868,010
If total borrowings less than 50% of the total commitment
Subsequent Event [Line Items]
Commitment fee on unused portion	0.50%
If total borrowings equals 50% or more of the total commitment
Subsequent Event [Line Items]
Commitment fee on unused portion	0.375%
TMCL IV Secured Debt Facility
Subsequent Event [Line Items]
LIBOR plus interest rate		2.25%
Interest rate swaps and caps | Maximum
Subsequent Event [Line Items]
Fixed interest rate			1.99%
Derivative term			through July 2023
Interest rate swaps and caps | Minimum
Subsequent Event [Line Items]
Fixed interest rate			0.41%
Interest rate swaps and caps | Amortizing
Subsequent Event [Line Items]
Notional amount			1,181,534
Interest Rate Collar Contract
Subsequent Event [Line Items]
Notional amount			61,216
Derivative term			through October 15,2022
Subsequent Event | TMCL IV Secured Debt Facility
Subsequent Event [Line Items]
Conversion date				Feb. 02, 2018
Subsequent Event | TMCL IV Secured Debt Facility | Revolving Credit Facility
Subsequent Event [Line Items]
LIBOR plus interest rate				1.95%
Subsequent Event | TMCL IV Secured Debt Facility | If total borrowings less than 50% of the total commitment
Subsequent Event [Line Items]
Commitment fee on unused portion				0.485%
Subsequent Event | TMCL IV Secured Debt Facility | If total borrowings equals 50% or more of the total commitment
Subsequent Event [Line Items]
Commitment fee on unused portion				0.40%
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Dividend declared date					Feb. 09, 2015
Common stock dividend declared, per share					$ 0.47
Dividend payable date					Mar. 10, 2015
Dividend record date					Feb. 27, 2016
Subsequent Event | Interest rate swaps and caps
Subsequent Event [Line Items]
Fixed interest rate						1.27%
Derivative term						Term from January 15, 2015 to January 15, 2020
Subsequent Event | Interest rate swaps and caps | Starting date
Subsequent Event [Line Items]
Derivative maturity date						Jan. 15, 2015
Subsequent Event | Interest rate swaps and caps | Closing date
Subsequent Event [Line Items]
Derivative maturity date						Jan. 15, 2020
Subsequent Event | Interest rate swaps and caps | Amortizing
Subsequent Event [Line Items]
Notional amount						60,000
Subsequent Event | 3.17 % Interest Rate Cap
Subsequent Event [Line Items]
Fixed interest rate						3.17%
Derivative term						Term from January 15, 2015 to April 15, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Starting date
Subsequent Event [Line Items]
Derivative maturity date						Jan. 15, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Closing date
Subsequent Event [Line Items]
Derivative maturity date						Apr. 15, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Non-Amortizing
Subsequent Event [Line Items]
Notional amount						50,000
Subsequent Event | 3.17 % Interest Rate Cap
Subsequent Event [Line Items]
Fixed interest rate						3.17%
Derivative term						Term from January 20, 2015 to July 20, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Starting date
Subsequent Event [Line Items]
Derivative maturity date						Jan. 20, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Closing date
Subsequent Event [Line Items]
Derivative maturity date						Jul. 20, 2015
Subsequent Event | 3.17 % Interest Rate Cap | Non-Amortizing
Subsequent Event [Line Items]
Notional amount						25,000
Subsequent Event | Interest Rate Collar Contract
Subsequent Event [Line Items]
Derivative term						Term from January 29, 2015 to February 15, 2023
Subsequent Event | Interest Rate Collar Contract | Starting date
Subsequent Event [Line Items]
Derivative maturity date						Jan. 29, 2015
Subsequent Event | Interest Rate Collar Contract | Closing date
Subsequent Event [Line Items]
Derivative maturity date						Feb. 15, 2023
Subsequent Event | Interest Rate Collar Contract | Maximum
Subsequent Event [Line Items]
Fixed interest rate						1.70%
Subsequent Event | Interest Rate Collar Contract | Minimum
Subsequent Event [Line Items]
Fixed interest rate						1.20%
Subsequent Event | Interest Rate Collar Contract | Amortizing
Subsequent Event [Line Items]
Notional amount						13,983
Subsequent Event | Interest Rate Collar Contract Two
Subsequent Event [Line Items]
Derivative term						Term from February 26, 2015 to March 15, 2023
Subsequent Event | Interest Rate Collar Contract Two | Starting date
Subsequent Event [Line Items]
Derivative maturity date						Feb. 26, 2015
Subsequent Event | Interest Rate Collar Contract Two | Closing date
Subsequent Event [Line Items]
Derivative maturity date						Mar. 15, 2023
Subsequent Event | Interest Rate Collar Contract Two | Maximum
Subsequent Event [Line Items]
Fixed interest rate						1.73%
Subsequent Event | Interest Rate Collar Contract Two | Minimum
Subsequent Event [Line Items]
Fixed interest rate						1.23%
Subsequent Event | Interest Rate Collar Contract Two | Amortizing
Subsequent Event [Line Items]
Notional amount						5,929
Subsequent Event | 3.17% Interest Rate Cap
Subsequent Event [Line Items]
Fixed interest rate							3.17%
Derivative term							Term from February 17, 2015 to May 15, 2015
Subsequent Event | 3.17% Interest Rate Cap | Starting date
Subsequent Event [Line Items]
Derivative maturity date							Feb. 17, 2015
Subsequent Event | 3.17% Interest Rate Cap | Closing date
Subsequent Event [Line Items]
Derivative maturity date							May 15, 2015
Subsequent Event | 3.17% Interest Rate Cap | Non-Amortizing
Subsequent Event [Line Items]
Notional amount							280,000
Subsequent Event | 3.17% Interest Rate Cap
Subsequent Event [Line Items]
Fixed interest rate							3.17%
Derivative term							Term from February 17, 2015 to May 15, 2015
Subsequent Event | 3.17% Interest Rate Cap | Starting date
Subsequent Event [Line Items]
Derivative maturity date							Feb. 17, 2015
Subsequent Event | 3.17% Interest Rate Cap | Closing date
Subsequent Event [Line Items]
Derivative maturity date							May 15, 2015
Subsequent Event | 3.17% Interest Rate Cap | Non-Amortizing
Subsequent Event [Line Items]
Notional amount							140,000
Subsequent Event | 3.27% Interest Rate Cap
Subsequent Event [Line Items]
Fixed interest rate								3.27%
Derivative term								Term from March 31, 2015 to September 30, 2015
Subsequent Event | 3.27% Interest Rate Cap | Starting date
Subsequent Event [Line Items]
Derivative maturity date								Mar. 31, 2015
Subsequent Event | 3.27% Interest Rate Cap | Closing date
Subsequent Event [Line Items]
Derivative maturity date								Sep. 30, 2015
Subsequent Event | 3.27% Interest Rate Cap | Non-Amortizing
Subsequent Event [Line Items]
Notional amount								70,000